Shareholders’ (Deficiency) Equity (Details) - Schedule of summary of the status of RSUs under the plan - Number of RSU [Member]	12 Months Ended
Dec. 31, 2022 shares
Shareholders’ (Deficiency) Equity (Details) - Schedule of summary of the status of RSUs under the plan [Line Items]
At the beginning of year	1,031,250
Granted	154,891
Vested	(232,360)
Forfeited and cancelled	(28,914)
At the end of year	924,867